COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 5. COMMITMENTS AND CONTINGENCIES

As of September 30, 2025 and 2024, the Company has no material lease obligations, capital commitments, or contingent liabilities that require accrual or material disclosure under ASC 450-20, Commitments.